Share-Based Compensation - Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options outstanding
Beginning Balance (in shares)	320,856	310,856
Issuances during the year (in shares)	262,412	10,000
Forfeited during the year (in shares)	(35,875)
Ending Balance (in shares)	547,393	320,856
Weighted average exercise price per share
Beginning Balance (in dollars per share)	$ 20.99	$ 21.37
Issuances during the year (in dollars per share)	15.45	9.24
Forfeited during the year (in dollars per share)	22.35
Ending Balance (in dollars per share)	$ 18.25	$ 20.99
Aggregate intrinsic value
Issuances during the year	$ 1,180,854	$ 27,200
Outstanding options	$ 1,207,654